Note 1 - Description of Organization and Business Operations (Details)		4 Months Ended
	Oct. 09, 2019	Oct. 09, 2020
Entity Incorporation, State or Country Code	FL
Since Inception
Entity Incorporation, State or Country Code		CA
Entity Incorporation, Date of Incorporation		Jun. 02, 2020